Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2015
Accounting Policies [Abstract]
Share based payments

	Year Ended April 30,
	2015	2014	2013
Share-based compensation expense included in selling, distribution, and administrative expenses	$22.3	$22.1	$20.5
Share-based compensation expense included in other special project costs	1.2	0.8	0.8

Total share-based compensation expense	$23.5	$22.9	$21.3

Related income tax benefit	$8.0	$7.7	$7.1